INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENT PROPERTIES [Abstract]
Investment Properties
The details of investment properties are as follows:

In thousands of USD	Leasehold land	Building	Others	Total
Cost:
At July 1, 2022 *	-	-	-	-
Acquisition of assets	4,833	29,773	380	34,986
Additions	730	-	-	730
Exchange adjustments	183	906	14	1,103
At December 31, 2022	5,746	30,679	394	36,819
Accumulated depreciation:
At January 1, 2022	-	-	-	-
Charge for the year	(192)	(1,019)	(26)	(1,237)
Exchange adjustments	(7)	(32)	(1)	(40)
At December 31, 2022	(199)	(1,051)	(27)	(1,277)
Net book value:
At December 31, 2022	5,547	29,628	367	35,542

Cost:
At January 1, 2023	5,746	30,679	394	36,819
Additions	82	224	701	1,007
Exchange adjustments	87	370	6	463
At December 31, 2023	5,915	31,273	1,101	38,289
Accumulated depreciation:
At January 1, 2023	(199)	(1,051)	(27)	(1,277)
Charge for the year	(390)	(2,104)	(107)	(2,601)
Exchange adjustments	(12)	(50)	(3)	(65)
At December 31, 2023	(601)	(3,205)	(137)	(3,943)
Net book value:
At December 31, 2023	5,314	28,068	964	34,346

Cost:
At January 1, 2024	5,915	31,273	1,101	38,289
Additions	38	-	241	279
Disposals	(616)	-	-	(616)
Exchange adjustments	(162)	(718)	(38)	(918)
At December 31, 2024	5,175	30,555	1,304	37,034
Accumulated depreciation:
At January 1, 2024	(601)	(3,205)	(137)	(3,943)
Charge for the year	(371)	(2,139)	(207)	(2,717)
Disposals	218	-	-	218
Exchange adjustments	21	103	7	131
At December 31, 2024	(733)	(5,241)	(337)	(6,311)
Net book value:
At December 31, 2024	4,442	25,314	967	30,723

* The investment properties were acquired from the acquisition of AFH, which was closed on July 1, 2022. See Note 5.

Maturity Analysis of Lease Payments Receivable under Operating Leases
The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

In thousands of USD	At December 31, 2024
2025	3,367
2026	3,350
2027	2,389
2028	2,371
2029	2,396
Thereafter	3,669
Total	17,542